Employee benefits - Assets of pension plans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Plans in Brazil | Portfolio of Vale's stock
Assets of pension plans
Plan assets	$ 37	$ 26
Plans in Brazil | Brazilian Federal Government securities
Assets of pension plans
Plan assets	4,617	4,374
Foreign plan | Canadian Government securities
Assets of pension plans
Plan assets	$ 864	$ 735